Cover	Apr. 28, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	In a Current Report on Form 8-K filed with the Securities and Exchange Commission on April 28, 2021, Woodward, Inc. (the “Company”) previously announced the retirement of Robert F. Weber, Jr. as Chief Financial Officer of the Company, effective September 30, 2021, and the appointment of Woodward Senior Vice President Finance and Corporate Controller Mark D. Hartman as Chief Financial Officer, effective October 1, 2021, the first day of the Company’s next fiscal year. As of the date of such announcement, the compensation arrangements for Mr. Hartman in his role as Chief Financial Officer had not yet been determined. This Current Report on Form 8-K/A is being filed solely to report Mr. Hartman’s compensation arrangements as Chief Financial Officer.
Document Period End Date	Apr. 28, 2021
Entity Registrant Name	WOODWARD, INC.
Entity Central Index Key	0000108312
Entity Emerging Growth Company	false
Entity File Number	000-8408
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-1984010
Entity Address, Address Line One	1081 Woodward Way
Entity Address, City or Town	Fort Collins
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80524
City Area Code	970
Local Phone Number	482-5811
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001455
Trading Symbol	WWD
Security Exchange Name	NASDAQ